Acquisition of Subsidiary - Summary of Identifiable Assets Acquired and Liabilities Assumed (Detail) - Teledirect Hong Kong Limited [Member] $ in Thousands	Oct. 13, 2022 SGD ($)
Current assets
Cash and cash equivalent	$ 916
Trade receivables	2,336
Contract assets	115
Other receivables	425
Non-current assets
Plant and equipment	721
Right-of-use assets	165
Other receivables	40
Customer relationships	1,867
Current liabilities
Trade and other payables	(1,301)
Provision for reinstatement cost	(111)
Lease liabilities	(176)
Income tax payable	(172)
Non-current liability
Deferred tax liability	(317)
Fair value of identifiable assets acquired net of liabilities assumed	4,508
Total consideration transferred	5,130
Fair value of pre-existing interest in the acquiree	435
Less: Fair value of identifiable assets acquired net of liabilities assumed	(4,508)
Goodwill arising on acquisition	1,057
Consideration paid in cash	5,130
Less: Cash and cash equivalent balances acquired	(916)
Net cash outflow arising on acquisition	$ 4,214